Kennedy Capital Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.9%
	COMMUNICATION SERVICES — 1.0%
86	Ziff Davis, Inc.*	$5,889
	CONSUMER DISCRETIONARY — 9.9%
475	American Eagle Outfitters, Inc.	4,622
64	America's Car-Mart, Inc.*	3,905
313	Bloomin' Brands, Inc.	5,737
34	Cavco Industries, Inc.*	6,996
645	Dana, Inc.	7,372
20	Deckers Outdoor Corp.*	6,252
121	Green Brick Partners, Inc.*	2,587
51	Helen of Troy, Ltd.*,1	4,919
29	LCI Industries	2,942
120	Modine Manufacturing Co.*	1,553
82	Ollie's Bargain Outlet Holdings, Inc.*	4,231
121	Rent-A-Center, Inc.	2,119
37	TopBuild Corp.*	6,097
		59,332
	CONSUMER STAPLES — 1.9%
270	BellRing Brands, Inc. - Class A*	5,565
177	Calavo Growers, Inc.	5,620
		11,185
	ENERGY — 5.8%
327	ChampionX Corp.	6,399
39	Denbury, Inc.*	3,364
84	Helmerich & Payne, Inc.	3,106
117	HF Sinclair Corp.	6,299
348	Northern Oil and Gas, Inc.	9,539
1,008	Southwestern Energy Co.*	6,169
		34,876
	FINANCIALS — 27.9%
152	1st Source Corp.	7,038
216	American Equity Investment Life Holding Co.	8,055
301	Argo Group International Holdings Ltd.[1]	5,797
189	Bank OZK	7,477
172	BankUnited, Inc.	5,877
62	Banner Corp.	3,663
247	Cadence Bank	6,276
146	Enterprise Financial Services Corp.	6,430
78	FB Financial Corp.	2,980
241	First Interstate BancSystem, Inc., Class A	9,724
74	Flagstar Bancorp, Inc.	2,472
271	Heritage Commerce Corp.	3,073

Kennedy Capital Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
501	Home BancShares, Inc.	$11,277
100	HomeStreet, Inc.	2,881
63	Horace Mann Educators Corp.	2,223
247	National Bank Holdings Corp. - Class A	9,137
203	Origin Bancorp, Inc.	7,809
228	PacWest Bancorp	5,153
160	Peapack Gladstone Financial Corp.	5,384
76	Pinnacle Financial Partners, Inc.	6,164
68	Piper Sandler Cos.	7,122
141	Sandy Spring Bancorp, Inc.	4,972
160	Stifel Financial Corp.	8,306
129	Texas Capital Bancshares, Inc.*	7,615
168	United Community Banks, Inc.	5,561
134	Washington Federal, Inc.	4,017
135	Wintrust Financial Corp.	11,009
		167,492
	HEALTH CARE — 9.5%
161	AdaptHealth Corp.*	3,024
86	Addus HomeCare Corp.*	8,191
53	AMN Healthcare Services Inc*	5,616
193	ANI Pharmaceuticals, Inc.*	6,203
305	Enhabit, Inc.*	4,282
173	Halozyme Therapeutics, Inc.*	6,840
31	ICU Medical, Inc.*	4,669
86	LeMaitre Vascular, Inc.	4,358
400	NextGen Healthcare, Inc.*	7,080
47	Omnicell, Inc.*	4,090
52	Syneos Health, Inc.*	2,452
		56,805
	INDUSTRIALS — 15.9%
24	Acuity Brands, Inc.	3,779
77	Alamo Group, Inc.	9,415
13	Allegiant Travel Co.*	949
179	Altra Industrial Motion Corp.	6,018
142	Astec Industries, Inc.	4,429
29	Chart Industries, Inc.*	5,346
113	Gibraltar Industries, Inc.*	4,625
112	IES Holdings, Inc.*	3,093
127	Insteel Industries, Inc.	3,369
106	Kirby Corp.*	6,442
63	McGrath RentCorp	5,283
63	Regal Rexnord Corp.	8,843
28	Saia, Inc.*	5,320

Kennedy Capital Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
80	UFP Industries, Inc.	$5,773
27	UniFirst Corp.	4,542
39	Valmont Industries, Inc.	10,476
476	Wabash National Corp.	7,407
		95,109
	INFORMATION TECHNOLOGY — 7.7%
206	Cambium Networks Corp.*,1	3,485
115	Coherent, Corp.*	4,008
48	Diodes, Inc.*	3,116
152	Ichor Holdings Ltd.*,1	3,680
21	Lumentum Holdings, Inc.*	1,440
98	MaxLinear, Inc.*	3,197
78	Perficient, Inc.*	5,072
81	Plexus Corp.*	7,092
109	Progress Software Corp.	4,638
242	SMART Global Holdings, Inc.*,1	3,840
200	Switch, Inc. - Class A	6,738
		46,306
	MATERIALS — 4.7%
92	Alcoa Corp.	3,097
122	Carpenter Technology Corp.	3,799
40	Eagle Materials, Inc.	4,287
57	H.B. Fuller Co.	3,426
178	Hawkins, Inc.	6,940
45	Materion Corp.	3,600
114	Ryerson Holding Corp.	2,934
		28,083
	REAL ESTATE — 10.5%
289	Alpine Income Property Trust, Inc. - REIT	4,688
204	American Assets Trust, Inc. - REIT	5,247
96	Community Healthcare Trust, Inc. - REIT	3,144
176	Corporate Office Properties Trust - REIT	4,089
51	EastGroup Properties, Inc. - REIT	7,362
134	Essential Properties Realty Trust, Inc. - REIT	2,606
14	Innovative Industrial Properties, Inc. - REIT	1,239
419	Kite Realty Group Trust - REIT	7,215
195	Macerich Co. - REIT	1,548
136	National Storage Affiliates Trust - REIT	5,655
168	NexPoint Residential Trust, Inc. - REIT	7,763
156	PotlatchDeltic Corp. - REIT	6,402
633	Sunstone Hotel Investors, Inc. - REIT	5,963
		62,921

Kennedy Capital Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES — 3.1%
53	ALLETE, Inc.	$2,653
61	American States Water Co.	4,755
141	Avista Corp.	5,224
61	IDACORP, Inc.	6,039
		18,671
	TOTAL COMMON STOCKS
	(Cost $655,477)	586,669
	EXCHANGE-TRADED FUNDS — 2.0%
95	iShares Russell 2000 Value ETF	12,248
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $12,465)	12,248

Principal Amount
	SHORT-TERM INVESTMENTS — 3.7%
$21,846	UMB Bank Demand Deposit, 0.01%[2]	21,846
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $21,846)	21,846
	TOTAL INVESTMENTS — 103.6%
	(Cost $689,788)	620,763
	Liabilities in Excess of Other Assets — (3.6)%	(21,797)
	NET ASSETS — 100.0%	$598,966

REIT – Real Estate Investment Trusts
ETF – Exchange-Traded Fund

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.